Derivative Instruments - Schedule of Notional Amounts of Outstanding Derivative Positions (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Rate Derivatives [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 4,700	$ 4,500	$ 4,000
Effective Date		May 31, 2022 [1]	May 20, 2015
Maturity Date			May 31, 2022
Weighted Average Fixed Interest Rate Paid		2.30%	2.30%
Interest Rate Forward Start Derivatives [Member]
Derivative [Line Items]
Derivative, Notional Amount			$ 750	$ 0
Effective Date			Sep. 30, 2020
Maturity Date			Dec. 31, 2030
Weighted Average Fixed Interest Rate Paid				2.06%
CCH Interest Rate Derivatives Tranche One [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 250	$ 250
Effective Date	[2]	Sep. 30, 2020
Weighted Average Fixed Interest Rate Paid		2.05%
Derivative, Term of Contract		10 years
CCH Interest Rate Derivatives Tranche Two [Member]
Derivative [Line Items]
Derivative, Notional Amount		$ 500	$ 500
Effective Date	[2]	Dec. 31, 2020
Weighted Average Fixed Interest Rate Paid		2.06%
Derivative, Term of Contract		10 years

[1]	Represents the maturity date.
[2]	Represents the effective date. These forward start derivatives have terms of 10 years with a mandatory termination date consistent with the effective date.